Description of Business - Additional Information (Detail) $ / shares in Units, $ in Thousands			3 Months Ended								12 Months Ended
	Sep. 15, 2020 USD ($) $ / shares shares	Sep. 08, 2020	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Description of Business [Line Items]
Entity incorporation date											May 05, 2003
Entity incorporation state											DE
Aggregate net proceeds from IPO	$ 254,800										$ 254,805
Offering costs, underwriting discounts and commissions expenses	23,100
Cumulative stock-based compensation expense											$ 21,439	$ 883	$ 788
Reverse stock split, description											In September 2020, the Company’s board of directors and shareholders approved a certificate of amendment to the amended and restated certificate of incorporation to effect a reverse split of shares of the Company’s common stock on a 7.9-for-one basis (the Reverse Stock Split) effective as of September 8, 2020.
Stock split conversion ratio		0.126582
Net loss			$ (32,043)	$ (42,294)	$ (26,505)	$ (20,650)	$ (19,446)	$ (15,402)	$ (17,029)	$ (16,422)	$ (121,492)	(68,299)	$ (49,780)
Accumulated deficit			(494,059)				(372,567)				(494,059)	(372,567)
Cash, cash equivalents and short-term investments			314,900								314,900
Restricted cash			33,311				$ 743				33,311	$ 743
Cash, cash equivalents, restricted cash and short-term investments			$ 348,200								348,200
Stock Option
Description of Business [Line Items]
Cumulative stock-based compensation expense	$ 18,500										$ 18,500
IPO
Description of Business [Line Items]
Stock issued during the period | shares	10,294,000
Share price | $ / shares	$ 27.00
Underwriters
Description of Business [Line Items]
Stock issued during the period | shares	1,343,000